Cover	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	Applied Aerospace & Defense, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43323
Entity Tax Identification Number	92-0890338
Entity Address, Address Line One	355 Quality Circle NW
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
City Area Code	202
Local Phone Number	983-3291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AADX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002118195
Amendment Flag	false